Associated companies (Tables)	12 Months Ended
Dec. 31, 2017
Statement [line items]
Schedule disclosing information related to associates
	Net income statement effect			Other comprehensive income effect			Total comprehensive income effect

(USD millions)	2017	2016	2015	2017	2016	2015	2017	2016	2015

Roche Holding AG, Switzerland	456	464	343	108	– 39	– 149	564	425	194

GlaxoSmithKline Consumer Healthcare Holdings Ltd., UK	629	234	– 79	– 145	710	– 4	484	944	– 83

Others	23	5	2				23	5	2

Associated companies related to continuing operations	1 108	703	266	– 37	671	– 153	1 071	1 374	113

Schedule disclosing information related to associates, balance sheet value
Balance sheet value

(USD millions)	December 31, 2017	December 31, 2016

Roche Holding AG, Switzerland	8 121	7 644

GlaxoSmithKline Consumer Healthcare Holdings Ltd., UK	7 020	6 448

Others	229	212

Total	15 370	14 304

Roche Holding AG, Switzerland
Statement [line items]
Associates summarized financial information
(CHF billions)	Current assets	Non-current assets	Current liabilities	Non-current liabilities

December 31, 2016	28.7	61.4	22.6	27.8

June 30, 2017	26.7	56.9	20.6	26.0

(CHF billions)	Revenue	Net income	Other comprehen- sive income	Total comprehen- sive income

December 31, 2016	50.6	7.5	0.7	8.2

June 30, 2017	26.3	4.4	0.2	4.6

Purchase price allocation associates
(USD millions)	December 31, 2017

Novartis share of Roche’s estimated net assets	2 412

Novartis share of re-appraised intangible assets	673

Implicit Novartis goodwill	2 915

Current value of share in net identifiable assets and goodwill	6 000

Accumulated equity accounting adjustments and translation effects less dividends received	2 121

Balance sheet value	8 121

Schedule disclosing information related to associates, net income effect
(USD millions)	2017	2016	2015

Novartis share of Roche's estimated current-year consolidated net income	669	678	650

Prior-year adjustment	– 67	– 68	– 157

Amortization of fair value adjustments relating to intangible assets, net of taxes of USD 42 million (2016: USD 42 million; 2015: USD 41 million)	– 146	– 146	– 150

Net income effect	456	464	343

GlaxoSmithKline Consumer Healthcare Holdings Ltd., UK
Statement [line items]
Associates summarized financial information
(GBP billions)	Current assets	Non-current assets	Current liabilities	Non-current liabilities

December 31, 2016	4.0	21.1	3.1	2.1

September 30, 2017	3.3	20.6	2.6	2.0

(GBP billions)	Revenue	Net income	Other comprehen- sive income	Total comprehen- sive income

December 31, 2016	6.5	0.6	1.6	2.2

September 30, 2017	5.3	0.6	– 0.4	0.2

Purchase price allocation associates
(USD millions)	December 31, 2017

Novartis share of GSK Consumer Healthcare’s estimated net assets	1 505

Novartis share of re-appraised intangible assets	3 852

Implicit Novartis goodwill	1 763

Current value of share in net identifiable assets and goodwill	7 120

Accumulated equity accounting adjustments and translation effects less dividends received	– 100

Balance sheet value	7 020

Schedule disclosing information related to associates, net income effect
(USD millions)	2017	2016	2015

Novartis share of GSK Consumer Healthcare's estimated current-year consolidated net income	589	268	– 17

Prior-year adjustment	47	– 22

Amortization of fair value adjustments relating to intangible assets and inventory, net of taxes of USD 1 million (2016: USD 2 million; 2015: USD 18 million)	– 7	– 12	– 62

Net income effect	629	234	– 79